N-4	Feb. 27, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001021330
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

Portfolio Company	Current Expenses
PSF PGIM Jennison Blend Portfolio – Class III ♦	0.70%
PSF PGIM Jennison Growth Portfolio – Class III ♦	0.85%

♦ This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.

Portfolio Companies [Table Text Block]

Portfolio Company	Current Expenses
PSF PGIM Jennison Blend Portfolio – Class III ♦	0.70%
PSF PGIM Jennison Growth Portfolio – Class III ♦	0.85%

♦ This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.

PSF PGIM Jennison Blend Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio – Class III ♦
Current Expenses [Percent]	0.70%
PSF PGIM Jennison Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Portfolio – Class III ♦
Current Expenses [Percent]	0.85%